COMMON STOCK AND COMMON STOCK WARRANTS (Table)	12 Months Ended
Dec. 31, 2015
COMMON STOCK AND COMMON STOCK WARRANTS
Summary of common stock warrant activity

	Number of Shares
	Under
	Warrants	Exercise Price
Balance at December 31, 2012	11,000,000	$4.23 to 5.00
Expiration of warrants	(10,000,000)	$4.23
Balance at December 31, 2013	1,000,000	$5.00
Issuance of new warrants	8,535,000	$1.00
Balance at December 31, 2014	9,535,000	$1.00 to 5.00
Issuance of new warrants	80,000,000	$0.50
Balance at December 31, 2015	89,535,000	$0.50 to 5.00
Weighted average exercise price	$0.60